ACQUISITION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Combination and Asset Acquisition [Abstract]
Cash, net of cash acquired of $99,393	$ 250,607		$ 250,607
Contingent Consideration - Earnout Agreement	1,000,000		1,000,000
265,164,070 shares of common stock (not issued as of June 30, 2021)	1,617,501		1,617,501
Total preliminary consideration transferred	2,868,108		2,868,108
Revenue	290,196	$ 152,402	444,239	$ 234,221
Operating loss	(1,067,780)	(965,158)	(1,855,860)	(1,357,315)
Net loss	$ (1,869,775)	$ (276,742)	$ (5,532,928)	$ (2,395,044)
Net loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted Average common shares outstanding	5,102,510,297	510,164,598	4,730,796,549	451,015,744